Cash and Cash Equivalents - Disclosure Of Details of cash at banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 29,954	€ 35,441
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	21,764	30,686
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	6,267	3,356
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	63	29
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	1,207	1,024
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	637	€ 346
CNY
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Bank and other credit institutions, foreign currency	€ 16